Cover	May 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 6, 2025 (the “Closing Date”), Steven Madden, Ltd. (the “Company”) completed the previously-announced acquisition of the entire issued share capital of Mercury Acquisitions Topco Limited (“MATL”), a private limited company incorporated under the laws of Jersey and the holding company for the Kurt Geiger business (the “Transaction”). The Company filed a Current Report on Form 8-K in connection with the Transaction on May 7, 2025 (the “Original Report”). This Current Report on Form 8-K/A amends the Original Report to include the pro forma financial information required by Item 9.01(a) and Item 9.01(b). Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	May 06, 2025
Entity File Number	000-23702
Entity Registrant Name	Steven Madden, Ltd.
Entity Central Index Key	0000913241
Entity Tax Identification Number	13-3588231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	52-16 Barnett Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11104
City Area Code	(718)
Local Phone Number	446-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SHOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false